Assets held for sale	12 Months Ended
Mar. 31, 2026
Disclosure Of Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Assets held for sale
11. Assets held for sale
(1) The business integration of Mitsubishi Fuso Truck and Bus Corporation and Hino Motors, Ltd.
As of the effective date of the business integration between Mitsubishi Fuso Truck and Bus Corporation (“MFTBC”) and Hino Motors, Ltd. (“Hino”) (automotive segment) (April 1, 2026), Hino is no longer a consolidated subsidiary of Toyota.
The assets, liabilities, and related other comprehensive income of Hino and its consolidated subsidiaries have been reclassified as held for sale, and are presented at the end of the year ended March 31, 2026 as assets held for sale, liabilities directly associated with assets held for sale, and other comprehensive income associated with assets held for sale. However, assets and liabilities related to Hino’s Hamura plant are not classified as held for sale because that plant will become a consolidated subsidiary of Toyota before the business integration in the year ending March 31, 2027 as Toyota Motor Hamura, Inc.
Among the disposal group classified as held for sale, some land parcels had a fair value less costs to sell that was below their carrying amount. Accordingly, these assets were measured at fair value less costs to sell. A loss of ¥2,995 million recognized as a result was recorded under “Selling, General and Administrative Expenses” on the consolidated statement of income. The fair value measurement is classified as Level 3 in the fair value hierarchy.
(2) Review of capital relationship with Toyota Industries Corporation
On March 24, 2026, Toyota Fudosan Co., Ltd. completed a tender offer for the shares of Toyota Industries Corporation (“Toyota Industries”) (automotive segment). Because a squeeze-out procedure and the planned sale of the Toyota Industries shares held by Toyota are expected to be completed in the year ending March 31, 2027, Toyota has reclassified its holdings of Toyota Industries shares and related other comprehensive income as held for sale. Accordingly, at the end of the year ended March 31, 2026, investments accounted for using the equity method totaling ¥788,898 million were included in assets held for sale, and related other comprehensive income of ¥264,035 million (Net changes in revaluation of financial assets measured at fair value through other comprehensive income of ¥155,804 million and
e
xchange differences on translating foreign operations of ¥108,231 million) was included in other comprehensive income related to assets held for sale.
Because the fair value less costs to sell (the expected sale price) in this share transfer exceeds the carrying amount, the disposal group classified as held for sale is measured at its carrying amount. The fair value measurement is classified as Level 3 in the fair value hierarchy.

The breakdown of assets held for sale at the end of the year ended March 31, 2026, together with the related liabilities and other comprehensive income, is as follows:

	Yen in millions
	March 31,
	2025	2026

Assets held for sale
Cash and cash equivalents	—	115,932
Trade accounts and other receivables	—	229,138
Inventories	—	230,229
Investments accounted for using the equity method	—	800,635
Property, plant and equipment
Land	—	165,526
Buildings	—	428,406
Machinery and equipment	—	698,884
Other property, plant and equipment	—	16,154

Total property, plant and equipment, at cost	—	1,308,970

Less - Accumulated depreciation and impairment losses	—	(826,852)

Total property, plant and equipment, net	—	482,118

Other assets	—	158,752

Total	—	2,016,804

Liabilities directly associated with assets held for sale
Trade accounts and other payables	—	227,966
Short-term and current portion of long-term debt	—	142,256
Accrued expenses	—	86,007
Liabilities for quality assurance	—	104,227
Long-term debt	—	21,317
Other liabilities	—	112,774

Total	—	694,547

Other comprehensive income associated with assets held for sale
Other components of equity
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	—	148,535
Exchange differences on translating foreign operations	—	118,061

Total	—	266,596